CAPITAL STOCK (Details) - Warrants [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | shares	9,200,000	1,280,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.05	$ 0.08
Number of other equity instruments expired in share-based payment arrangement | shares		(80,000)
Weighted average exercise price of other equity instruments expired in share-based payment arrangement | $ / shares		$ 0.50
Number of other equity instruments granted in share-based payment arrangement | shares	290,000	8,000,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	$ 0.15	$ 0.05
Number of other equity instruments outstanding in share-based payment arrangement at end of period | shares	9,490,000	9,200,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.05	$ 0.05